Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2025
Registrant Name	dei_EntityRegistrantName	Federated Hermes Short-Term Government Trust
CIK	dei_EntityCentralIndexKey	0000739594
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 25, 2025
Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2025
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A